Financial Risk Factors and Risk Management - Foreign Currency Exposure (Details) - Foreign Currency - EUR (€) € in Billions	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Factors and Risk Management
Exposure	€ 6.0	€ 5.6
Average
Financial Risk Factors and Risk Management
Exposure	5.6	4.5
Highest
Financial Risk Factors and Risk Management
Exposure	6.8	5.6
Lowest
Financial Risk Factors and Risk Management
Exposure	€ 4.2	€ 3.3